Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,581,000
Previously Paid Amount	0.00
Total Fee Amount	908.84
Total Offset Amount	0.00
Net Fee	908.84
Narrative - Max Aggregate Offering Price	$ 6,581,000
Final Prospectus	true